FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value through profit or loss
Cash	$ 5,304,097	$ 4,100,608	$ 21,648	$ 33,542
Fair value through other comprehensive income
Marketable securities	0	205,600	176,000	$ 0
Amortized cost
Receivables	36,399	34,653	91,565
Restricted cash equivalents	34,500	34,500	0
Financial assets	5,374,996	4,375,361	289,213
Amortized cost
Accounts payable and accrued liabilities	1,636,786	1,895,983	2,658,018
Credit facility	0	0	1,071,560
Financial liabilities	$ 1,636,786	$ 1,895,983	$ 3,729,578